Segmented Information	12 Months Ended
Dec. 31, 2024
Segmented Information [Abstract]
Segmented Information
21.	Segmented Information

The Company has three reportable segments: Cultivation, Distribution & Corporate. Cultivating activities which comprise the “cultivation” segment is made up of the medical cannabis cultivation operations at RPK/Holigen in Portugal up until the sale completion in March 2024 (refer to note 5). Distributing activities relate to the distribution of medical cannabis by Canmart Ltd in the United Kingdom. Corporate activities entail head office costs and other general corporate expenses related to the administration of the broader group. The accounting policies of the operating segments are the same as those described in the summary of material accounting policies. The reportable segments have been determined by management on the basis that these are strategic business units that offer different products and services. The business units in Portugal (up until the sale of subsidiary described in note 5) which fall under the cultivation segment were focused on the cultivation of medical cannabis and medical cannabis biomass respectively, while the business unit in the United Kingdom, which falls under the distribution segment, undertakes the sale and distribution of medical cannabis products. The corporate segment undertakes management and treasury services within the group and for the benefit of all group companies. They are managed separately as each business unit requires different strategies, risk management and technologies.

Set out below is information about the assets and liabilities as at December 31, 2024 and 2023 and profit or loss from each segment for the years ended December 31, 2024 and 2023:

	As at December 31, 2024
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Reportable segment assets	$17,785	$1,052,080	$6,844,218	$7,914,083
Reportable segment liabilities	133,163	1,026,211	2,478,171	3,637,545

	As at December 31, 2023
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Reportable segment assets	$7,421,320	$831,714	$586,959	$8,839,993
Reportable segment liabilities	5,949,793	1,314,705	5,404,387	12,668,885

	For the year ended December 31, 2024
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Revenues from external customers	$—	$836,664	$—	$836,664
Intersegment revenues	—	—	—	—
Other income (expense)	(879,154)	411,198	1,675,644	1,207,688
Finance income	—	3,539	2,953	6,492
Finance expense	—	(19,024)	(81,083)	(100,107)
Depreciation & amortization	—	3,783	137,271	141,054
Discontinued operations	(827,620)	—	—	(827,620)
Reportable segment income (loss)	(206,397)	43,414	(3,933,046)	(4,096,029)

	For the year ended December 31, 2023
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Revenues from external customers	$—	$423,683	$—	$423,683
Intersegment revenues	—	—	—	—
Other income (expense)	(990,870)	117,785	940,863	67,778
Finance income	—	39	—	39
Finance expense	—	(14,638)	(106,758)	(121,396)
Depreciation & amortization	—	3,759	205,424	209,183
Discontinued operations	(28,562,693)	—	—	(28,562,693)
Reportable segment loss	(29,566,625)	(355,688)	(2,352,757)	(32,275,070)

Set out below are reconciliations of each reportable segment’s revenues, profit or loss for the years ended December 31, 2024 and 2023, and assets and liabilities as at December 31, 2024 and 2023:

	For the year ended December 31, 2024
Revenues	Cultivation	Distribution	Corporate	Total
Total revenues	$—	$836,664	$—	$836,664
Elimination of inter segment revenue	—	—	—	—
Total revenue	$—	$836,664	$—	$836,664

	For the year ended December 31, 2023
Revenues	Cultivation	Distribution	Corporate	Total
Total revenues	$—	$423,683	$—	$423,683
Elimination of inter segment revenue	—	—	—	—
Total revenue	$—	$423,683	$—	$423,683

	For the year ended December 31, 2024
Loss	Cultivation	Distribution	Corporate	Total
Total profit or loss for reportable segments	$621,223	$43,414	$(3,933,046)	$(3,268,409)
Total loss on discontinued operations	(827,620)	–	–	(827,620)
Elimination of inter segment profit or loss	–	–	–	–
Income (loss) before income tax expense	$(206,397)	$43,414	$(3,933,046)	$(4,096,029)

	For the year ended December 31, 2023
Loss	Cultivation	Distribution	Corporate	Total
Total loss for reportable segments	$(1,003,932)	$(355,688)	$(2,352,757)	$(3,712,377)
Total loss on discontinued operations	(28,562,693)	–	–	(28,562,693)
Elimination of inter segment profit or loss	–	–	–	–
Loss before income tax expense	$(29,566,625)	$(355,688)	$(2,352,757)	$(32,275,070)

	As at December 31, 2024
Assets	Cultivation	Distribution	Corporate	Total
Total assets for reportable segments	$17,785	$1,052,080	$52,703,643	$53,773,508
Elimination of inter segment assets	–	–	(45,859,425)	(45,859,425)
Segments’ assets	$17,785	$1,052,080	$6,844,218	$7,914,083

	As at December 31, 2023
Assets	Cultivation	Distribution	Corporate	Total
Total assets for reportable segments	$7,421,320	$19,962,714	$13,716,171	$41,100,205
Elimination of inter segment assets	–	(19,131,000)	(13,129,212)	(32,260,212)
Segments’ assets	$7,421,320	$831,714	$586,959	$8,839,993

	As at December 31, 2024
Liabilities	Cultivation	Distribution	Corporate	Total
Total liabilities for reportable segments	$883,397	$11,169,051	$25,958,535	$38,010,983
Elimination of inter segment liabilities	(750,234)	(10,142,840)	(23,480,364)	(34,373,438)
Entity’s liabilities	$133,163	$1,026,211	$2,478,171	$3,637,545

	As at December 31, 2023
Liabilities	Cultivation	Distribution	Corporate	Total
Total liabilities for reportable segments	$16,163,821	$31,223,085	$(25,505,597)	$21,881,309
Elimination of inter segment liabilities	(10,214,029)	(29,908,380)	30,909,985	(9,212,424)
Entity’s liabilities	$5,949,792	$1,314,705	$5,404,388	$12,668,885